Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of operating segments
Segments and their performance measures are listed below:

For the year ended December 31, 2023
Segment	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Capital expenditures
Las Chispas(1)	$245,130	$75,476	$21,348	$148,306	$51,118
Other	—	—	—	—	139
	$245,130	$75,476	$21,348	$148,306	$51,257
(1)Located in Sonora, Mexico.

For the year ended December 31, 2022
Segment	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Capital expenditures
Las Chispas(1)	$43,510	$13,974	$1,116	$28,420	$69,066
(1)Located in Sonora, Mexico.

At December 31, 2023
Segment	Assets	Liabilities	Net assets
Las Chispas	$420,613	$43,899	$376,714
Corporate	38,039	13,926	24,113
Other	1,522	24	1,498
	$460,174	$57,849	$402,325

At December 31, 2022
Segment	Assets	Liabilities	Net assets
Las Chispas	$285,847	$65,221	$220,626
Corporate	69,502	13,134	56,368
	$355,349	$78,355	$276,994